Total
Cambria Global Momentum ETF
Cambria Global Momentum ETF
Investment Objective
The Fund seeks to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cambria Global Momentum ETF Cambria Global Momentum ETF
Management Fee:	0.59%	[1]
Distribution and/or Service (12b-1) Fees:	none
Acquired Fund Fees and Expenses:	0.43%	[2]
Other Expenses:	none
Total Annual Fund Operating Expenses:	1.02%	[2]
[1]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s expenses, except for the management fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which Cambria ETF Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
[2]	Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year:	Three Years:	Five Years:	Ten Years:
Cambria Global Momentum ETF | Cambria Global Momentum ETF | USD ($)	104	325	563	1,248

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

Principal Investment Strategies

The Fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily investing in other exchange-traded funds (the “ETFs”) and other exchange traded products (“ETPs”) including, but not limited to, exchange-traded notes (“ETNs”), exchange traded currency trusts, closed-end funds, and real estate investment trusts (“REITs”, and together, with ETFs, ETPs, and ETNs, “Underlying Vehicles”) that offer diversified exposure, including inverse exposure, to global regions (including emerging markets), countries, styles (i.e., market capitalization, value, growth, etc.) and sectors. The Fund will invest in Underlying Vehicles, including affiliated and unaffiliated ETPs, spanning all the major world asset and instrument classes including equities, bonds (including high yield bonds, which are commonly referred to as “junk bonds”), real estate, derivatives, commodities, and currencies.

The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), will actively manage the Fund’s portfolio utilizing a quantitative strategy with risk management controls in an attempt to protect capital. Cambria’s model combines momentum and trend factors to select Underlying Vehicles for the Fund. The Fund looks to allocate to the top-performing assets based on absolute and relative momentum, typically measured over periods of less than two years.

Through Underlying Vehicles, the Fund may have exposure to companies in any industry and of any market capitalization. In addition to Underlying Vehicles, the Fund may invest up to 20% of its net assets directly in other securities and financial instruments, including futures, cash and cash equivalents. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in securities of issuers located in at least three different countries (including the United States).

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings to meet target allocations monthly. As a result, the Fund may experience high portfolio turnover.

•   ETFs are registered investment companies whose shares are exchange-traded and give investors a proportional interest in the pool of securities and other assets held by the ETF.

•   ETPs are exchange-traded equity securities whose value derives from an underlying asset or portfolio of assets, which may correlate to a benchmark, such as a commodity, currency, interest rate or index. ETFs are one type of ETP.

•   ETNs are unsecured and unsubordinated debt securities whose value derives, in part, from an underlying asset or benchmark and, in part, from the credit quality of the issuer.

Principal Risks
Performance

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the Bloomberg Global Aggregate Index and the MSCI ACWI Index, each of which is a relevant broad-based securities market index. The Bloomberg Global Aggregate Index provides a measure of the performance of the overall global debt market, and the MSCI ACWI Index provides a measure of the performance of the overall global equity market. Performance is also shown for an additional index, the S&P Balanced Equity & Bond Moderate Index, which provides a measure for broad asset allocation strategies. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

Total Annual Returns for Calendar Year Ended December 31

As of June 30, 2024, the Fund’s year-to-date total return was 5.03%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 9.62%, for the quarter ended March 31, 2021.

Worst: -10.77%, for the quarter ended March 31, 2020.

Average Annual Total Returns for the period ending December 31, 2023
Average Annual Returns - Cambria Global Momentum ETF	Label	1 Year		5 Years		Since Inception		Inception Date
Cambria Global Momentum ETF	Return Before Taxes	0.93%		5.18%		3.51%		Nov. 03, 2014
Cambria Global Momentum ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	(0.22%)		4.24%		2.70%		Nov. 03, 2014
Cambria Global Momentum ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	0.85%		3.71%		2.46%		Nov. 03, 2014
Bloomberg Global Aggregate Index (Reflects no deduction for fees, expenses or taxes)	Bloomberg Global Aggregate Index (Reflects no deduction for fees, expenses or taxes)	5.72%	[1]	(0.32%)	[1]	0.29%	[1]	Nov. 03, 2014	[1]
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	22.81%	[1]	12.27%	[1]	8.79%	[1]	Nov. 03, 2014	[1]
S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)	S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)	14.71%	[1]	7.96%	[1]	6.57%	[1]	Nov. 03, 2014	[1]
[1]	In connection with newly adopted SEC regulations applicable to the Fund, the Bloomberg Global Aggregate Index and the MSCI ACWI Index are the Fund’s new broad-based securities market indexes. Performance information is also shown for the S&P Balanced Equity & Bond Moderate Index, the Fund’s previous broad-based securities market index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.